Performance Unit Plan (PUP) (Tables)	6 Months Ended
Jun. 29, 2013
Performance Unit Plan Activity

The following table summarizes the Company’s PUP activity:

		PUPS Outstanding
	PUPS Available for Grant	Number of PUPS	Weighted- Average Base Price
Balances — December 31, 2009	240,667	271,333	$0.15
Additional units authorized under plan	1,110,975	—	NA
Granted	(697,983)	697,983	0.15
Cancelled	29,999	(29,999)	0.15

Balances — December 31, 2010	683,658	939,317	0.15
Granted	(770,143)	770,143	0.15
Cancelled	157,811	(157,811)	0.15

Balances — December 31, 2011	71,326	1,551,649	0.15
Cancelled	146,834	(146,837)	0.15

Balances — December 31, 2012	218,160	1,404,812	0.15
Settled (unaudited)	—	(1,057,772)	0.15
Cancelled (unaudited)	347,040	(347,040)	0.15
Termination of the Plan	(565,200)	—	0.15

Balances — June 29, 2013 (unaudited)	—	—

As of December 31, 2012
Base Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Number Vested
$0.15	1,404,812	7.96	862,922